Income Taxes (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Components Of Income Before Income Tax Expense Benefit [Line Items]
Domestic	$ (1,996,387)	$ (3,879,447)
Foreign	444,879	196,862
Total	$ (1,551,508)	$ (3,682,585)